ENVIRONMENTAL REHABILITATION	12 Months Ended
Mar. 31, 2020
Disclosure of environmental rehabilitation [Abstract]
ENVIRONMENTAL REHABILITATION

11.	ENVIRONMENTAL REHABILITATION

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2018	$13,098
Reclamation expenditures	(187)
Unwinding of discount of environmental rehabilitation	479
Revision of provision	1,122
Foreign exchange impact	(824)
Balance, March 31, 2019	$13,688
Reclamation expenditures	(385)
Unwinding of discount of environmental rehabilitation	422
Revision of provision	(4,021)
Derecognition upon disposal of SX Gold	(289)
Foreign exchange impact	(715)
Balance, March 31, 2020	$8,700

As at March 31, 2020, the total undiscounted amount of estimated cash flows required to settle the Company s environmental rehabilitation provision was $11,408 (March 31, 2019 - $19,413) over the next twenty-five years, which has been discounted using an average discount rate of 2.75% (March 31, 2019 -3.23%).

During the year ended March 31, 2020, the Company incurred actual reclamation expenditures of $385 (year ended March 31, 2019 - $187) and paid reclamation deposit of $1,727 (year ended March 31, 2019 -$2,601).